Investment in Operating Leases	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Investment in Operating Leases

8. Investment in Operating Leases

Investment in operating leases at March 31, 2018 and 2019 consists of the following:

	Millions of yen
	2018	2019
Transportation equipment	¥1,249,683	¥1,304,925
Measuring and information-related equipment	245,492	266,436
Real estate	395,533	336,002
Other	29,118	31,152

	1,919,826	1,938,515
Accumulated depreciation	(605,415)	(634,478)

Net	1,314,411	1,304,037
Accrued rental receivables	30,515	31,922

	¥1,344,926	¥1,335,959

For fiscal 2017, 2018 and 2019, gains from the disposition of real estate under operating leases included in operating lease revenues are ¥53,004 million, ¥16,383 million and ¥36,763 million, respectively, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥16,261 million, ¥18,908 million and ¥26,120 million, respectively.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Depreciation expenses	¥185,277	¥195,047	¥202,858
Various expenses	58,260	57,280	54,463

	¥243,537	¥252,327	¥257,321

The operating lease contracts include non-cancelable lease terms that range up to 16 years at March 31, 2019. The minimum future rentals on non-cancelable operating leases due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2020	¥219,366
2021	152,949
2022	110,259
2023	74,577
2024	42,982
Thereafter	70,468

Total	¥670,601